CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Net revenues		$ 619,948,777	$ 433,969,569	$ 313,895,205
Cost of revenues		(303,634,829)	(203,073,957)	(151,543,116)
Gross profit		316,313,948	230,895,612	162,352,089
Operating expenses
Selling and marketing		(73,567,617)	(53,881,815)	(35,761,166)
General and administrative		(161,021,637)	(110,230,010)	(70,299,742)
Total operating expenses		(234,589,254)	(164,111,825)	(106,060,908)
Government subsidies		3,327,169	464,327	1,104,750
Income from operations		85,051,863	67,248,114	57,395,931
Interest income		17,732,879	16,613,656	9,438,263
Interest expense		(7,499,323)	(5,811,288)	0
Other income/(expense)		(2,522,253)	(2,010,109)	398,374
Gain from disposal of components		50,377,126	0	0
Gain from sales of available-for-sale securities (includes $39,719, $nil and $nil accumulated other comprehensive income reclassifications for unrealized gains on available-for-sale securities for years ended February 28, 2014, 2015 and February 29, 2016, respectively)		0	0	52,958
Gain from fair value change of long-term investments		1,265,852	1,202,000	0
Impairment loss on long-term investments		(7,503,944)	0	0
Income before provision for income tax and loss from equity method investments		136,902,200	77,242,373	67,285,526
Provision for income tax (includes $13,239, $nil and $nil income tax expenses from reclassification items for years ended February 28, 2014, 2015 and February 29, 2016, respectively)		(33,482,744)	(9,368,541)	(6,679,754)
Loss from equity method investments		(663,256)	(729,811)	0
Net income		102,756,200	67,144,021	60,605,772
Add: Net loss attributable to noncontrolling interest		122,318	12,554	0
Net income attributable to TAL Education Group shareholders		$ 102,878,518	$ 67,156,575	$ 60,605,772
Net income per common share
Basic	[1]	$ 0.64	$ 0.42	$ 0.39
Diluted		$ 0.60	$ 0.41	$ 0.38
Weighted average shares used in calculating net income per common share
Basic		160,109,169	158,381,576	156,726,994
Diluted		183,056,255	163,589,649	159,444,928

[1]	The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.